RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			3 Months Ended				9 Months Ended	12 Months Ended
	Oct. 12, 2021	Oct. 07, 2021	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Feb. 02, 2021	Jul. 07, 2020
Related Party Transaction [Line Items]
Proceeds from related party						$ 135,000		$ 244,803		$ 2,162,562
Common stock, par value			$ 0.001					$ 0.001	$ 0.001	$ 0.001		$ 0.001
Amounts of debt paid			$ 105,822			137,500		$ 137,500
Number of shares issued, value			364,903							(45,512)
Magiclytics [Member]
Related Party Transaction [Line Items]
Due to related party payable			$ 97,761					$ 97,761	$ 0	0
Director Agreements [Member]
Related Party Transaction [Line Items]
Common stock, par value			$ 0.001					$ 0.001
Stock issued during the period			31,821					31,821
Number of shares issued, value			$ 25,000					$ 25,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Proceeds from related party									2,162,562	2,162,562
Imputed interest								15,920		87,213
Advances						135,000			$ 5,000,000	$ 5,000,000
Notes payable, interest rate									0.00%	0.00%
Amounts of debt paid				$ 0			$ 67,163
Amir Ben-Yohanan [Member]
Related Party Transaction [Line Items]
Principal amount											$ 2,400,000
Advances											$ 2,400,000
Notes payable, interest rate											8.00%
Amounts of debt paid			105,822			0
Holder [Member]
Related Party Transaction [Line Items]
Debt instrument convertible carrying amount of equity component			$ 1,000,000					$ 1,000,000
Common stock, par value			$ 0.001					$ 0.001
Amir Ben-Yohanan, Chris Young, and Simon Yu [Member]
Related Party Transaction [Line Items]
Payments to officers					$ 205,000	$ 285,000
Mr Kaplun [Member] | Restricted Stock Agreement [Member]
Related Party Transaction [Line Items]
Number of shares restricted		58,824
Shares vesting percentage		25.00%
Mr Musina [Member] | Director Agreement [Member]
Related Party Transaction [Line Items]
Number of shares issued, value	$ 25,000